Restricted cash and escrow receivables (Details) ¥ in Millions, $ in Millions	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Restricted cash
Restricted cash and escrow receivables	$ 545	¥ 3,417	¥ 2,655
Money received or receivable on escrow services offered by AliExpress
Restricted cash
Restricted cash and escrow receivables		3,171	2,528
Others
Restricted cash
Restricted cash and escrow receivables		¥ 246	¥ 127